Stock-Based Compensation (Summary of Warrant Activity) (Details) (Warrant [Member], USD $)	12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014
Warrant [Member]
Number of Shares
Outstanding	5,099,528		3,085,600
Issued	826,284		2,103,436
Exercised	(23,256)		(77,193)
Forfeited			(3,311)
Expired	(426,750)		(9,004)
Outstanding	5,475,806		5,099,528
Vested (exercisable)	5,278,516
Weighted-Average Exercise Price/Share
Outstanding	$ 10.08		$ 14.16
Issued	$ 6.00		$ 4.20
Exercised	$ 4.08		$ 2.64
Forfeited			$ 101.88
Expired	$ 39.36		$ 95.52
Outstanding	$ 7.20		$ 10.08
Vested (exercisable)	$ 7.20
Weighted-Average Remaining Contractual Term (Years)
Outstanding — March 31, 2015	2 years 7 months 6 days
Vested (exercisable) — March 31, 2015	2 years 4 months 24 days
Aggregated Intrinsic Value
Outstanding — March 31, 2015	$ 11,225,300	[1]
Vested (exercisable) — March 31, 2015	$ 10,704,400	[1]

[1]	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of the common stock on March 31, 2015, which was $8.64 per share.